Loans (Tables)	12 Months Ended
Dec. 31, 2014
Loans [Abstract]
Schedule Of Loans By Portfolio Segment
The following table provides the balance of loans by portfolio segment as of December 31, 2014 and 2013:

	December 31
(Dollars in thousands)	2014	2013
Commercial:
Commercial, financial, and industrial	$9,007,286	$7,923,576
Commercial real estate	1,277,717	1,133,279
Retail:
Consumer real estate (a)	5,048,071	5,333,371
Permanent mortgage (b)	538,961	662,242
Credit card & other	358,131	336,606
Loans, net of unearned income	$16,230,166	$15,389,074
Allowance for loan losses	232,448	253,809
Total net loans	$15,997,718	$15,135,265

  Balances as of December 31, 2014 and 2013, include $76.8 million and $333.8 million of restricted and secured real estate loans, respectively. See Note 22 - Variable Interest Entities for additional information.
  Balance as of December 31, 2013, includes $11.2 million of restricted and secured real estate loans. See Note 22 - Variable Interest Entities for additional information.

Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Accretable Yield Movement Schedule Rollforward [Table Text Block]
The following table presents a rollforward of the accretable yield for the years ended December 31, 2014 and 2013:

	Years Ended
	December 31
(Dollars in thousands)	2014	2013
Balance, beginning of period	$13,490	$-
Additions	495	6,650
Accretion	(7,090)	(2,234)
Adjustment for payoffs	(1,575)	(104)
Adjustment for charge-offs	(79)	(4)
Increase in accretable yield (a)	9,473	9,182
Balance, end of period	$14,714	$13,490

Includes changes in the accretable yield due to both transfers from the nonaccretable difference and the impact of changes in the expected timing of the cash flows.

Schedule Of Acquired Purchase Credit Impaired Loans By Portfolio Segment [Table Text Block]
At December 31, 2014, the ALLL related to PCI loans was $3.2 million compared to $.8 million in 2013. Net charge-offs recognized during 2014 were $.1 million, compared to $.4 million in 2013. The loan loss provision incurred during 2014 and 2013 was $3.3 million and $1.2 million, respectively. The following table reflects the outstanding principal balance and carrying amounts of the PCI loans as of December 31, 2014 and 2013:

	December 31, 2014		December 31, 2013
(Dollars in thousands)	Carrying value	Unpaid balance	Carrying value	Unpaid balance
Commercial, financial and industrial	$5,044	$5,813	$7,077	$9,169
Commercial real estate	32,553	43,246	38,042	53,648
Consumer real estate	598	868	878	1,291
Credit card and other	10	14	12	21
Total	$38,205	$49,941	$46,009	$64,129

Information By Class Related To Individually Impaired Loans
Impaired Loans

The following tables provide information at December 31, 2014 and 2013, by class related to individually impaired loans and consumer TDR's. Recorded investment is defined as the amount of the investment in a loan, before valuation allowance but which does reflect any direct write-down of the investment. For purposes of this disclosure, PCI loans and LOCOM have been excluded.

	2014

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$9,558	$10,851	$-	$15,826	$-
TRUPS	-	-	-	813	-
Income CRE	8,528	16,242	-	7,671	-
Residential CRE	1,148	1,827	-	718	-
Total	$19,234	$28,920	$-	$25,028	$-
Retail:
HELOC (a)	$13,379	$32,471	$-	$15,670	$-
R/E installment loans (a)	4,819	6,247	-	7,855	-
Permanent mortgage (a)	7,258	9,374	-	7,798	-
Total	$25,456	$48,092	$-	$31,323	$-
Impaired loans with related allowance recorded:
Commercial:
General C&I	$13,295	$17,644	$863	$23,382	$310
TRUPS	13,460	13,700	4,310	13,524	-
Income CRE	8,384	9,756	650	9,944	286
Residential CRE	1,370	5,331	146	5,553	190
Total	$36,509	$46,431	$5,969	$52,403	$786
Retail:
HELOC	$84,169	$86,252	$18,942	$77,306	$1,799
R/E installment loans	70,858	72,094	21,836	73,374	1,198
Permanent mortgage	106,201	119,421	16,627	111,528	2,823
Credit card & other	533	533	254	596	26
Total	$261,761	$278,300	$57,659	$262,804	$5,846
Total commercial	$55,743	$75,351	$5,969	$77,431	$786
Total retail	$287,217	$326,392	$57,659	$294,127	$5,846
Total impaired loans	$342,960	$401,743	$63,628	$371,558	$6,632

All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

	2013

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$26,626	$28,089	$-	$46,486	$108
TRUPS	6,500	6,500	-	9,563	-
Income CRE	8,524	16,552	-	21,304	168
Residential CRE	-	-	-	8,145	122
Total	$41,650	$51,141	$-	$85,498	$398
Retail:
HELOC (a)	$16,825	$38,624	$-	$19,418	$-
R/E installment loans (a)	11,009	14,062	-	11,955	-
Permanent mortgage (a)	8,460	11,943	-	8,835	-
Total	$36,294	$64,629	$-	$40,208	$-
Impaired loans with related allowance recorded:
Commercial:
General C&I	$16,741	$23,016	$1,548	$18,291	$185
TRUPS	33,610	33,610	12,747	37,791	-
Income CRE	12,374	14,094	810	5,725	201
Residential CRE	6,914	12,249	790	3,148	153
Total	$69,639	$82,969	$15,895	$64,955	$539
Retail:
HELOC	$70,297	$71,692	$16,506	$66,154	$1,821
R/E installment loans	72,291	73,230	27,667	72,408	1,340
Permanent mortgage	112,998	125,666	17,042	112,356	2,990
Credit card & other	545	545	224	698	29
Total	$256,131	$271,133	$61,439	$251,616	$6,180
Total commercial	$111,289	$134,110	$15,895	$150,453	$937
Total retail	$292,425	$335,762	$61,439	$291,824	$6,180
Total impaired loans	$403,714	$469,872	$77,334	$442,277	$7,117

All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

Balances Of Commercial Loan Portfolio Classes, Disaggregated By PD Grade
The following tables provide the balances of commercial loan portfolio classes with associated allowance, disaggregated by PD grade as of December 31, 2014 and 2013.
	December 31, 2014
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percentage	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	of Total	Losses
PD Grade:
1	$450,465	$-	$-	$136	$60	$450,661	4%	$70
2	434,945	-	-	1,344	236	436,525	4	130
3	566,364	134,230	-	73,812	230	774,636	8	201
4	589,341	202,287	-	45,084	232	836,944	8	408
5	821,012	247,058	-	216,628	3,835	1,288,533	13	2,372
6	1,162,551	314,671	-	175,007	5,218	1,657,447	16	5,286
7	1,325,968	157,410	-	224,226	6,669	1,714,273	17	8,517
8	699,334	42,730	-	200,463	7,664	950,191	9	9,307
9	531,979	58,997	-	117,782	834	709,592	7	8,901
10	244,574	5,635	-	38,253	739	289,201	3	4,806
11	287,940	-	-	31,712	938	320,590	3	6,887
12	117,431	-	-	29,453	1,038	147,922	1	4,622
13	87,840	-	325,882	6,116	1,166	421,004	4	3,590
14,15,16	157,868	-	-	29,579	4,204	191,651	2	21,411
Collectively evaluated for impairment	7,477,612	1,163,018	325,882	1,189,595	33,063	10,189,170	99	76,508
Individually evaluated for impairment	22,853	-	12,845	16,912	2,518	55,128	1	5,969
Purchased credit-impaired loans	5,076	-	-	33,914	1,715	40,705	-	3,108
Total commercial loans	$7,505,541	$1,163,018	$338,727	$1,240,421	$37,296	$10,285,003	100%	$85,585

	December 31, 2013
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percent of	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	Total	Losses
PD Grade:
1	$239,141	$-	$-	$-	$-	$239,141	3%	$85
2	216,173	-	-	3,363	-	219,536	2	80
3	224,224	-	-	739	83	225,046	2	206
4	321,423	-	-	13,005	213	334,641	4	410
5	821,158	-	-	42,420	225	863,803	10	1,331
6	876,982	96,287	-	229,098	9,989	1,212,356	13	1,643
7	1,135,378	172,236	-	216,744	6,527	1,530,885	17	2,578
8	953,398	295,436	-	218,619	136	1,467,589	16	4,426
9	683,223	167,533	-	111,260	953	962,969	11	8,381
10	402,532	48,802	-	64,893	1,850	518,077	6	7,276
11	387,907	10,169	-	29,774	1,637	429,487	5	9,687
12	129,741	-	-	32,796	4,333	166,870	2	2,488
13	163,458	-	331,940	16,666	2,886	514,950	6	9,047
14,15,16	154,860	146	4,103	52,879	5,551	217,539	2	32,712
Collectively evaluated for impairment	6,709,598	790,609	336,043	1,032,256	34,383	8,902,889	99	80,350
Individually evaluated for impairment	43,367	-	36,864	20,898	6,914	108,043	1	15,895
Total commercial loans (b)	$6,752,965	$790,609	$372,907	$1,053,154	$41,297	$9,010,932	100%	$96,245

  Balances as of December 31, 2014 and 2013, presented net of $26.2 million and $29.4 million, respectively, in lower of cost or market (“LOCOM”) valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is "13".
  December 31, 2013 table excludes PCI loans amounting to $45.9 million ($.8 million of allowance).

Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The HELOC
The following tables reflect period end balances and average FICO scores by origination vintage for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2014 and 2013:

HELOC
	December 31, 2014			December 31, 2013
		Average	Average		Average	Average
(Dollars in thousands)	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2003	$56,335	708	701	$79,550	711	701
2003	102,073	721	710	141,215	725	711
2004	282,580	723	709	395,323	727	716
2005	451,757	731	722	531,839	732	720
2006	337,440	740	727	383,366	740	726
2007	357,290	744	729	406,299	744	728
2008	194,710	753	747	223,110	753	747
2009	101,594	751	743	115,863	750	744
2010	98,214	753	749	114,393	753	749
2011	96,982	759	753	112,595	758	753
2012	119,333	760	758	138,373	759	760
2013	151,005	758	760	164,665	759	762
2014	120,025	762	762	-	-	-
Total	$2,469,338	741	732	$2,806,591	740	730

Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The Real Estate Installment Loans

R/E Installment Loans	December 31, 2014			December 31, 2013
		Average	Average		Average	Average
(Dollars in thousands)	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2003	$13,909	678	684	$23,827	681	683
2003	49,706	714	724	74,451	716	725
2004	41,414	699	695	54,240	701	700
2005	123,130	715	712	161,205	717	711
2006	134,055	713	702	173,994	715	701
2007	199,473	723	709	249,198	725	709
2008	64,244	720	714	85,192	723	720
2009	28,762	736	725	38,842	742	737
2010	101,310	747	752	125,094	748	755
2011	278,795	760	759	335,343	760	760
2012	608,684	764	766	690,461	764	764
2013	475,272	756	759	514,933	757	754
2014	459,979	756	752	-	-	-
Total	$2,578,733	748	747	$2,526,780	746	742

Period-End Balances And Various Asset Quality Attributes By Origination Vintage For Permanent Mortgage Classes Of Loans

Permanent Mortgage	December 31, 2014			December 31, 2013
		Average	Average		Average	Average
(Dollars in thousands)	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2004	$150,217	723	721	$194,369	725	725
2004	17,349	712	712	22,720	713	694
2005	34,033	736	740	40,272	737	712
2006	62,053	731	724	79,367	730	711
2007	188,868	733	717	223,440	734	710
2008	86,441	741	709	102,074	741	714
Total	$538,961	730	717	$662,242	731	714

Accruing And Non-Accruing Loans By Class

The following table reflects accruing and non-accruing loans by class on December 31, 2014:

	Accruing				Non-Accruing
		30-89	90+			30-89	90+	Total
		Days	Days	Total		Days	Days	Non-	Total
(Dollars in thousands)	Current	Past Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Loans
Commercial (C&I):
General C&I	$7,477,410	$3,196	$218	$$7,480,824	$636	$1,726	$17,279	$$19,641	$$7,500,465
Loans to mortgage companies	1,162,894	-	-	1,162,894	-	-	124	124	1,163,018
TRUPS (a)	325,882	-	-	325,882	-	-	12,845	12,845	338,727
Purchased credit-impaired loans	4,180	344	552	5,076	-	-	-	-	5,076
Total commercial (C&I)	8,970,366	3,540	770	8,974,676	636	1,726	30,248	32,610	9,007,286
Commercial real estate:
Income CRE	1,190,562	1,446	-	1,192,008	1,495	1,963	11,041	14,499	1,206,507
Residential CRE	34,541	183	-	34,724	-	-	857	857	35,581
Purchased credit-impaired loans	35,511	3	115	35,629	-	-	-	-	35,629
Total commercial real estate	1,260,614	1,632	115	1,262,361	1,495	1,963	11,898	15,356	1,277,717
Consumer real estate:
HELOC	2,347,361	26,738	11,093	2,385,192	66,410	6,628	11,108	84,146	2,469,338
R/E installment loans	2,524,019	11,951	5,602	2,541,572	27,330	3,268	5,888	36,486	2,578,058
Purchased credit-impaired loans	675	-	-	675	-	-	-	-	675
Total consumer real estate	4,872,055	38,689	16,695	4,927,439	93,740	9,896	16,996	120,632	5,048,071
Permanent mortgage	495,619	3,624	5,640	504,883	16,681	2,382	15,015	34,078	538,961
Credit card & other
Credit card	185,015	1,909	1,822	188,746	-	-	-	-	188,746
Other	167,272	1,137	203	168,612	-	-	763	763	169,375
Purchased credit-impaired loans	10	-	-	10	-	-	-	-	10
Total credit card & other	352,297	3,046	2,025	357,368	-	-	763	763	358,131
Total loans, net of unearned	$15,950,951	$50,531	$$25,245	$$16,026,727	$112,552	$15,967	$$74,920	$$203,439	$$16,230,166

Total TRUPS includes LOCOM valuation allowance of $26.2 million.

The following table reflects accruing and non-accruing loans by class on December 31, 2013:

	Accruing				Non-Accruing
		30-89	90+			30-89	90+	Total
		Days	Days	Total		Days	Days	Non-	Total
(Dollars in thousands)	Current	Past Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Loans
Commercial (C&I):
General C&I	$6,701,185	$8,606	$425	$6,710,216	$19,039	$3,668	$20,042	$42,749	$6,752,965
Loans to mortgage companies	790,463	-	-	790,463	-	-	146	146	790,609
TRUPS (a)	336,043	-	-	336,043	-	-	36,864	36,864	372,907
Purchased credit-impaired loans	5,710	-	1,385	7,095	-	-	-	-	7,095
Total commercial (C&I)	7,833,401	8,606	1,810	7,843,817	19,039	3,668	57,052	79,759	7,923,576
Commercial real estate:
Income CRE	1,030,910	5,822	-	1,036,732	4,339	395	11,688	16,422	1,053,154
Residential CRE	39,295	323	-	39,618	130	-	1,549	1,679	41,297
Purchased credit-impaired loans	34,786	2,964	1,078	38,828	-	-	-	-	38,828
Total commercial real estate	1,104,991	9,109	1,078	1,115,178	4,469	395	13,237	18,101	1,133,279
Consumer real estate:
HELOC	2,688,193	25,609	14,683	2,728,485	59,385	5,261	13,460	78,106	2,806,591
R/E installment loans	2,466,647	12,951	6,801	2,486,399	29,221	3,120	7,151	39,492	2,525,891
Purchased credit-impaired loans	889	-	-	889	-	-	-	-	889
Total consumer real estate	5,155,729	38,560	21,484	5,215,773	88,606	8,381	20,611	117,598	5,333,371
Permanent mortgage	606,707	11,235	6,129	624,071	14,868	952	22,351	38,171	662,242
Credit card & other
Credit card	182,798	1,792	1,369	185,959	-	-	-	-	185,959
Other	147,846	996	394	149,236	1,397	-	-	1,397	150,633
Purchased credit-impaired loans	14	-	-	14	-	-	-	-	14
Total credit card & other	330,658	2,788	1,763	335,209	1,397	-	-	1,397	336,606
Total loans, net of unearned	$15,031,486	$70,298	$32,264	$15,134,048	$128,379	$13,396	$113,251	$255,026	$15,389,074

Total TRUPS includes LOCOM valuation allowance of $29.4 million.

Schedule Of Troubled Debt Restructurings Occurring During The Year

The following table reflects portfolio loans that were classified as TDRs during the years ended December 31, 2014 and 2013:

	2014			2013
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
(Dollars in thousands)	Number	Recorded Investment	Recorded Investment	Number	Recorded Investment	Recorded Investment
Commercial (C&I):
General C&I	4	$1,767	$1,492	13	$17,968	$17,784
Total commercial (C&I)	4	1,767	1,492	13	17,968	17,784
Commercial real estate:
Income CRE	2	421	421	5	4,221	4,187
Residential CRE	1	976	960	-	-	-
Total commercial real estate	3	1,397	1,381	5	4,221	4,187
Consumer real estate:
HELOC	309	27,078	27,514	354	26,606	26,224
R/E installment loans	151	10,050	9,958	426	30,400	30,104
Total consumer real estate	460	37,128	37,472	780	57,006	56,328
Permanent mortgage	34	9,362	8,879	49	18,716	19,184
Credit card & other	64	327	315	50	233	221
Total troubled debt restructurings	565	$49,981	$49,539	897	$98,144	$97,704

Schedule Of Troubled Debt Restructurings Within The Previous 12 Months

The following table presents TDRs which re-defaulted during 2014 and 2013, and as to which the modification occurred 12 months or less prior to the re-default. Financing receivables that became classified as TDRs within the previous 12 months and for which there was a payment default during the period are calculated by first identifying TDRs that defaulted during the period and then determining whether they were modified within the 12 months prior to the default. For purposes of this disclosure, FHN generally defines payment default as 30 or more plus days past due.

	2014		2013
		Recorded		Recorded
(Dollars in thousands)	Number	Investment	Number	Investment
Commercial (C&I):
General C&I	6	$869	11	$6,705
Total commercial (C&I)	6	869	11	6,705
Commercial real estate:
Income CRE	4	3,086	4	1,548
Residential CRE	-	-	1	33
Total commercial real estate	4	3,086	5	1,581
Consumer real estate:
HELOC	7	485	13	604
R/E installment loans	9	530	8	428
Total consumer real estate	16	1,015	21	1,032
Permanent mortgage	3	1,128	17	7,832
Credit card & other	2	4	17	65
Total troubled debt restructurings	31	$6,102	71	$17,215